VOYA PARTNERS, INC.

Voya Index Solution Income Portfolio

Voya Index Solution 2025 Portfolio

Voya Index Solution 2030 Portfolio

Voya Index Solution 2035 Portfolio

Voya Index Solution 2040 Portfolio

Voya Index Solution 2045 Portfolio

Voya Index Solution 2050 Portfolio

Voya Index Solution 2055 Portfolio

Voya Index Solution 2060 Portfolio

Voya Index Solution 2065 Portfolio

(the "Index Solution Suite")

Voya Solution Aggressive Portfolio

Voya Solution Balanced Portfolio

Voya Solution Conservative Portfolio

Voya Solution Income Portfolio

Voya Solution Moderately Aggressive Portfolio

Voya Solution Moderately Conservative Portfolio

Voya Solution 2025 Portfolio

Voya Solution 2030 Portfolio

Voya Solution 2035 Portfolio

Voya Solution 2040 Portfolio

Voya Solution 2045 Portfolio

Voya Solution 2050 Portfolio

Voya Solution 2055 Portfolio

Voya Solution 2060 Portfolio

Voya Solution 2065 Portfolio

(the "Solution Suite" and together with the Index Solution Suite, the "Portfolios")

Supplement dated May 2, 2023

to the Index Solution Suite's Adviser Class ("Class ADV"), Initial Class ("Class I"), Service Class

("Class S"), and Service 2 Class ("Class S2") Shares' Prospectus; Class Z Shares' Prospectus; related Summary Prospectuses; and related Statement of Additional Information ("SAI"), each dated May 1, 2023; and to the Solution Suite's Class ADV, Class I, Class R6, Class S, Class S2, and Class T Shares' Prospectus; related Summary Prospectuses; and related SAI, each dated May 1, 2023

(collectively, the "Prospectuses" and "SAIs")

Effective December 31, 2023, Paul Zemsky, CFA is retiring from Voya Investment Management Co. LLC. Effective December 31, 2023, all references to Paul Zemsky, CFA as a portfolio manager for the Portfolios are removed from the Prospectuses and SAIs.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE